Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net (loss)/income	¥ 304,399	$ 41,702	¥ (91,279)	¥ (806,883)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	114,598	15,700	155,001	204,207
Noncash operating lease expense	717,068	98,238	789,981	924,767
Foreign exchange (gain)/loss	1,981	271	1,963	(36,937)
Share-based compensation	118,490	16,233	136,646	235,876
Loss on disposal of property and equipment	7,824	1,072	40,862	67,056
Allowance for credit losses	4,035	553	3,980	26,228
Other non-cash charges	0	0	0	5,838
Changes in operating assets and liabilities:
Accounts receivable	(18,747)	(2,568)	36,216	26,753
Inventories	(81,729)	(11,197)	133,012	(67,412)
Advance to suppliers	11,002	1,507	10,103	2,876
Prepayments and other current assets	13,426	1,840	(26,611)	292,312
Other non-current assets	(15,572)	(2,133)	32,984	78,870
Accounts payable	238,289	32,645	(464,506)	(171,935)
Salary and welfare payable	84,079	11,519	(96,031)	84,364
Customer advances and deferred revenue	38,996	5,342	(12,730)	9,530
Accrued expenses and other current liabilities	94,988	13,013	(135,403)	152,636
Operating lease liability	(721,012)	(98,778)	(800,000)	(946,407)
Other non-current liabilities	16,912	2,317	51,206	5,627
Net cash generated from/(used in) operating activities	929,027	127,276	(234,606)	87,366
Investing activities:
Purchases of property and equipment	(98,176)	(13,450)	(83,326)	(126,887)
Proceeds from disposal of property and equipment	5,098	698	26,241	5,785
Purchases of short-term investments	(5,704,149)	(781,465)	(8,167,389)	(6,469,060)
Maturities of short-term investments	6,272,727	859,360	8,734,823	6,574,015
Purchases of debt and equity investments	0	0	0	(30,980)
Proceeds from redemption of debt and equity investments	0	0	8,980	0
Net cash (used in)/generated from investing activities	475,500	65,143	519,329	(47,127)
Financing activities:
Proceeds from short-term borrowings	8,395,377	1,150,162	11,886,559	13,782,873
Repayment of short-term borrowings	(10,089,338)	(1,382,234)	(12,824,324)	(12,665,941)
Repayment of long-term borrowings	0	0	0	(57,875)
Issuance of redeemable noncontrolling interests	0	0	0	70,000
Repurchase of ordinary shares	(30,510)	(4,180)	0	(17,742)
Proceeds from exercise of share-based awards	548	75	3,341	1,068
Net cash generated from/(used in) financing activities	(1,723,923)	(236,177)	(934,424)	1,112,383
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(94)	(12)	456	35,896
Net increase /(decrease) in cash and cash equivalents	(319,490)	(43,770)	(649,245)	1,188,518
Cash and cash equivalents and restricted cash at the beginning of the year	1,209,705	165,729	1,858,950	670,432
Cash and cash equivalents and restricted cash at the end of the year	890,215	121,959	1,209,705	1,858,950
Supplemental disclosure of cash flow information:
Interest paid	46,708	6,399	103,848	133,731
Non-cash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	15,686	2,149	31,975	9,196
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	887,427	121,577	1,209,225	1,856,187
Restricted cash	2,788	$ 382	480	2,763
Cash and cash equivalents and restricted cash at the end of the year	¥ 890,215		¥ 1,209,705	¥ 1,858,950